Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

17.    INCOME TAXES

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain.

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

GreenTree Hotels (Hong Kong), Limited is subject to Hong Kong profit tax at a rate of 16.5% in the years ended December 31, 2018, 2019 and 2020. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

PRC

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Enterprises qualified as "High New Technology Enterprises ("HNTEs") enjoy a preferential income tax rate of 15%.

Shanghai Evergreen was qualified as an HNTE during 2017 to November 2020 under the CIT Law. Shanghai Evergreen has been entitled to a preferential income tax rate of 15% during 2017 to 2019. As of December 31, 2020, Shanghai Evergreen is in the process of application for renewal of the HNTE qualification from November 2020 to November 2023. In March 2021, Shanghai Evergreen has received the renewed qualification.

17. INCOME TAXES (CONTINUED)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Current tax	153,947,310	197,233,190	122,931,256	18,840,039
Deferred tax	(1,228,642)	(7,665,373)	(12,472,054)	(1,911,426)
Total	152,718,668	189,567,817	110,459,202	16,928,613

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31
	2018	2019	2020
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	4%	3%	0%
Effect of international rate difference	(1%)	0%	1%
Effect of preferential tax rate	(3%)	(5%)	0%
Tax effect of expenses that are not deductible in determining taxable profit	4%	7%	5%
Effective tax rate	29%	30%	31%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2018, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	15,741,149	22,229,252	3,406,782
Deferred revenue	146,046,006	132,881,621	20,365,000
Deferred rent	5,683,389	7,499,776	1,149,391
Bad debt expenses	5,268,134	7,622,390	1,168,182
Accrued expenses	7,368,561	15,971,223	2,447,697
Unrealised losses from equity securities	-	5,213,960	799,074
Valuation allowance	(19,619,046)	(24,186,707)	(3,706,775)
Total deferred tax assets	160,488,193	167,231,515	25,629,351
Deferred tax liabilities:
Depreciation of property and equipment	(3,864,132)	(3,990,387)	(611,554)
Unrealized gains from equity securities	(4,304,431)	(805,803)	(123,495)
Intangible assets arising from acquisition	(143,943,382)	(141,587,024)	(21,699,161)
Withholding tax on PRC earnings to be distributed	(43,191,602)	(43,191,602)	(6,619,402)
Total deferred tax liabilities	(195,303,547)	(189,574,816)	(29,053,612)

The Group offset deferred tax liabilities and assets pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

Valuation allowances have been provided for net deferred tax assets in the legal entity where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. As of December 31, 2020, the Group had tax losses carryforwards of RMB88,917,006 (USD13,627,127) which will expire between 2021 and 2025 if not utilized.

17. INCOME TAXES (CONTINUED)

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The cumulated undistributed earnings of the Group’s PRC subsidiaries the Group intends to indefinitely reinvested were RMB698,717,403 (USD107,083,127) as of December 31, 2020.The Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries. As of December 31, 2020, the related PRC withholding tax liability accrued was RMB43,191,602 (USD6,619,402).

The Group made its assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time. RMB290,679,902 (USD44,548,644) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate. In the years ended December 31, 2020, the Company recorded interest expense of RMB18,462,564 (USD2,829,512). As of December 31, 2020, the accumulated interest expense and penalty recorded by the Group was RMB87,764,535 (USD13,450,503) and nil respectively. As of December 31, 2019, the accumulated interest expense and penalty recorded by the Group was RMB69,301,971 and nil respectively.

Unrecognized tax benefits — January 1, 2019	169,619,409
Increases — tax positions in the current period	104,031,858
Decreases — tax positions in prior period	(12,009,550)
Unrecognized tax benefits — December 31, 2019	261,641,717
Unrecognized tax benefits — January 1, 2020	261,641,717
Increases — tax positions in the current period	37,621,483
Decreases — tax positions in prior period	(8,583,298)
Unrecognized tax benefits — December 31, 2020	290,679,902

The Group’s PRC subsidiaries are subject to examination by the PRC tax authorities from 2015 through 2020 on non-transfer pricing matters, and from 2010 through 2020 on transfer pricing matters.